Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

1.      Organization and Basis of Presentation

Organization

Nxu, Inc. (“Nxu”) is a US-based technology company focused on leveraging its intellectual property and innovations to support energy storage and charging solutions for the infrastructure needed to power an electrified future. Nxu historically focused on building megawatt (“MW”) charging stations and developing innovative battery cells and battery packs for use in advanced energy storage systems, and mobility products.

Reorganization, Merger and Incorporation of Nxu, Inc.

On May 12, 2023, Atlis Motor Vehicles Inc. (“Atlis”) completed its previously announced reorganization merger pursuant to the Agreement and Plan of Merger, dated as of April 16, 2023 (the “Reorganization Agreement”), by and among Atlis, Nxu, Inc., a Delaware Corporation, and Atlis Merger Sub, Inc., a Delaware corporation and, as of immediately prior to the consummation of such merger, a wholly-owned subsidiary of Nxu (“Merger Sub”). The Reorganization Agreement provided for the merger of Atlis and Merger Sub, with Atlis surviving the merger as a wholly-owned subsidiary of Nxu (the “Reorganization Merger”). The Reorganization Agreement was approved and adopted by Atlis’s stockholders at Atlis’s Special Meeting of Stockholders, which was held on May 9, 2023. After the Reorganization Merger, Atlis was reclassified from a corporation to a limited liability company and renamed Nxu Technologies, LLC. Nxu Technologies, LLC is a wholly owned operating company and the sole subsidiary of Nxu. References to “Nxu” shall collectively mean Nxu, Inc. and its wholly owned subsidiary, Nxu Technologies, LLC.

The directors and executive officers of Nxu immediately following the completion of the Reorganization Merger were the same individuals who were directors and executive officers, respectively, of Atlis as of immediately prior to the Reorganization Merger.

Upon completion of the Reorganization Merger, Nxu Class A Common Stock was deemed to be registered under Section 12(b) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12g-3(a) promulgated thereunder and for purposes of Rule 12g-3(a), Nxu is the successor issuer to Atlis.

Transactions that occurred in connection with the Reorganization Merger are considered transactions between entities under common control, and thus the financial statements for periods prior to the Reorganization Merger have been adjusted to combine the previously separate entities for presentation purpose. See more information regarding shares of common stock authorized, issued and outstanding in connection with the Reorganization Merger in Note 13 — Stock-based Compensation and Common Stock.

Evaluation of Strategic Alternatives

On May 10, 2024, Nxu announced its intention to evaluate strategic alternatives, with the Strategic Planning Committee of its board of directors (the “Strategic Planning Committee”) leading such evaluation with outside assistance from advisors. At the time of announcement, the Strategic Planning Committee had identified targets for a business combination intended to position the newly combined company for sustainable long-term value creation with a strengthened financial profile.

On October 23, 2024, NXU Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Nxu (“Merger Sub I”), NXU Merger Sub, LLC, a Delaware limited liability company (“Merger Sub II”) and Verde Bioresins, Inc., a Delaware corporation (“Verde”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub I will merge with and into Verde, with Verde continuing as a wholly owned subsidiary of Nxu and the surviving corporation of the first merger (the “First Merger”) and promptly following the First Merger, Verde shall merge with and into Merger Sub II (the “Second Merger” and together with the First Merger, the “Merger”), with Merger Sub II continuing as the surviving entity of the Second Merger. See Note 17 — Subsequent Events for additional information.

There can be no assurance that Nxu will be successful in effecting the Merger or any other transactions, or realizing any of the intended benefits, including obtaining a sufficient level of capital in the time frames needed to sustain or grow the business or on terms agreeable to it.

Basis of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of Nxu and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission, which require Nxu to make estimates based on assumptions about current, and for some estimates, future economic and market conditions which affect reported amounts and related disclosures in its financial statements. Although Nxu’s estimates contemplate current and expected future conditions, it is reasonably possible that actual conditions could differ from Nxu’s expectations, which could materially affect its results of operations, its financial position and cash flows. The results for any of the interim periods are not necessarily indicative of the results to be expected for the full year or any other period. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation with respect to interim financial statements, have been included.

Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations. The December 31, 2023 balance sheet was derived from audited financial statements. This proxy statement/prospectus should be read in conjunction with Nxu’s Annual Report on Form 10-K for the year ended December 31, 2023 (“2023 10-K”).

References to amounts in the consolidated financial statement sections are in thousands, except share and per share data, unless otherwise specified.

Reverse Stock Split

On December 26, 2023, Nxu effected a 1-for-150 reverse stock split of the shares of common stock of Nxu. All historical share and per share amounts reflected throughout the financial statements have been retroactively adjusted to give effect to the reverse stock split. See Note 13 — Stock-based Compensation and Common Stock for further discussion.

Correction of Immaterial Misclassification

Management identified an immaterial error in its previously reported stock-based compensation expense in the June 30, 2023 unaudited condensed consolidated financial statements. Correction of the error resulted in a decrease to stock-based compensation expense of $0.5 million for the three months ended September 30, 2023 and a $0.6 million decrease for the nine months ended September 30, 2023, respectively. The restatement had no effect on stockholders’ equity as of September 30, 2023 and had no other effect to Nxu’s condensed consolidated financial statements.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming Nxu will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should Nxu be unable to continue as a going concern.

Nxu has incurred recurring losses from operations and has not yet achieved profitability in its charging operations. During the nine-month period ended September 30, 2024, Nxu incurred a net loss of $18.1 million and had net cash used in operating activities of $10.2 million. As of September 30, 2024, Nxu had $2.2 million in cash and an accumulated deficit of $277.7 million. These conditions indicate that there is substantial doubt about Nxu’s ability to continue as a going concern within one year after the condensed consolidated financial statement issuance date.

Unforeseen circumstances could occur at any time within the next twelve months or thereafter that could increase the need for Nxu to raise additional capital on an immediate basis. Nxu cannot provide any assurance that access to capital will be readily available when needed.

Nxu’s management is addressing this risk by, among other things, entering into the Merger Agreement, pursuing all available options for funding, including seeking funding in the form of potential equity and/or debt financing arrangements or similar transactions, further reducing expenses, selling assets and exploring strategic alternatives for its business. Nxu cannot provide any assurance that it will be successful in closing the Merger or implementing any strategic alternative or other such actions, which may be subject to the satisfaction of conditions beyond Nxu’s control.

1.      Organization and Basis of Presentation

Reorganization, Merger and Incorporation of Nxu, Inc.

On May 12, 2023, Atlis Motor Vehicles Inc. (“Atlis”) completed its previously announced reorganization merger pursuant to the Agreement and Plan of Merger, dated as of April 16, 2023 (the “Reorganization Agreement”), by and among Atlis, Nxu, Inc., a Delaware Corporation (the “Company” or “Nxu”), and Atlis Merger Sub, Inc., a Delaware corporation and, as of immediately prior to the consummation of such merger, a wholly-owned subsidiary of Nxu (“Merger Sub”). The Reorganization Agreement provided for the merger of Atlis and Merger Sub, with Atlis surviving the merger as a wholly-owned subsidiary of Nxu (the “Reorganization Merger”). The Reorganization Agreement was approved and adopted by Atlis’s stockholders at Atlis’s Special Meeting of Stockholders, which was held on May 9, 2023. After the Reorganization Merger, Atlis was reclassified from a corporation to a limited liability company and renamed Nxu Technologies, LLC. Nxu Technologies, LLC is a wholly owned operating company and the sole subsidiary of Nxu, Inc. References to “Nxu” or the “Company” shall collectively mean Nxu, Inc and its wholly owned subsidiary, Nxu Technologies, LLC.

The directors and executive officers of Nxu immediately following the completion of the Reorganization Merger are the same individuals who were directors and executive officers, respectively, of Atlis as of immediately prior to the Reorganization Merger.

Upon completion of the Reorganization Merger, Nxu Class A Common Stock was deemed to be registered under Section 12(b) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12g-3(a) promulgated thereunder and for purposes of Rule 12g-3(a), Nxu is the successor issuer to Atlis. Future filings by Nxu with the Securities and Exchange Commission (the “SEC”) will be filed by Nxu under Atlis’s existing CIK number: 0001722969.

Transactions that occurred in connection with the Reorganization Merger are considered transactions between entities under common control, and thus the financial statements for periods prior to the Reorganization Merger have been adjusted to combine the previously separate entities for presentation purpose. See more information regarding shares of common stock authorized, issued and outstanding in connection with the Reorganization Merger in Note 12 — Stock-Based Compensation and Common Stock.

Organization

Nxu is a US-based technology company building megawatt (“MW”) charging stations and developing innovative battery cells and battery packs for use in advanced energy storage systems, and mobility products. The Company believes that widespread adoption of EVs by the commercial and industrial markets requires high performing battery and pack solutions that can effectively compete with legacy diesel-based products. Nxu designs, engineers, and plans to build proprietary 1 megawatt plus charging stations, lithium-ion (“Li-ion”) battery cells and packs, energy storage solutions and a suite of software and services designed to allow an easy transition from diesel to electric for our target segment.

Basis of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation

The Company’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP), which requires us to make estimates based on assumptions about current, and for some estimates, future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our estimates contemplate current and expected future conditions, it is reasonably possible that actual conditions could differ from our expectations, which could materially affect our results of operations, our financial position and cash flows.

References to amounts in the consolidated financial statement sections are in thousands, except share and per share data, unless otherwise specified.

Reverse Stock Split

On December 26, 2023, the Company effected a 1-for-150 reverse stock split of the shares of common stock of the Company. All historical share and per share amounts reflected throughout the financial statements have been retroactively adjusted to give effect to the reverse stock split. See Note 12 — Stock-Based Compensation and Common Stock for further discussion.

Correction of Immaterial Misclassification and Error

Management identified an immaterial classification error related to research and development costs previously reported as general and administrative expense in the December 31, 2022 consolidated financial statements. The correction resulted in an increase to research and development costs of $0.8 million for the year ended December 31, 2022 with a corresponding decrease to general and administrative expenses. The reclassification of costs allows for a more accurate presentation of research and development costs and had no impact on total operating expenses, net loss, total assets, total liabilities or shareholders’ deficit.

Management identified an immaterial error in its previously reported stock-based compensation expense in the December 31, 2022 consolidated financial statements. Correction of the error resulted in an increase to stock-based compensation expense of $0.8 million as of December 31, 2022. The restatement had no effect on stockholders’ deficit as of December 31, 2022 and had no other effect to the Company’s consolidated financial statements.

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended December 31, 2023, the Company incurred a net loss of $40.2 million and had net cash flows used in operating activities of $28.0 million. On December 31, 2023, the Company had $2.8 million in cash and an accumulated deficit of $259.6 million.

The Company cannot provide any assurance that unforeseen circumstances that could occur at any time within the next twelve months or thereafter will not increase the need for the Company to raise additional capital on an immediate basis. Additionally, Company cannot provide any assurance that access to capital will be readily available when needed.

These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date these financial statements are issued. Company management is addressing this risk by pursuing all available options for funding including accessing the public markets through public listing. As further discussed in Note 13 — Convertible Debt and Warrant Liability, in January 2023, the Company received the second tranche of funding related to its convertible debt agreement entered into on November 4, 2022 for net proceeds of $9.0 million. Additionally, as discussed in Note 12 — Stock-Based Compensation and Common Stock, throughout 2023, the Company consummated public offerings totaling 0.7 million units of Company stock for net proceeds of approximately $19.1 million. Further, as discussed in Note 12 — Stock-Based Compensation and Common Stock, in November 2023, the Company launched an at-the-market equity offering (“ATM”), which resulted in net proceeds of approximately $3.3 million as of December 31, 2023. The Company plans to continue considering all avenues available to it in order to obtain the necessary capital to be able to continue as a going concern and to execute on its business objectives including but not limited to debt financing, private placements, and equity lines of credit. The Company’s success is dependent upon achieving its strategic and financial objectives, including continuing to acquire capital through public markets.